Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure - Pay Versus Performance
Pay vs Performance Disclosure, Table

Pay-Versus-Performance

					Value of initial Fixed $100 Investment Based on:
	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (1) (2) (3)	Average Summary Compensation Table Total for Non-PEO NEOs (2)	Average Compensation Actually Paid to Non-PEO NEOs (1) (2) (3)	Total Shareholder Return	Net income (GAAP), in thousands

2025	$593,892	$507,767	$302,930	$273,405	$68.84	$(5,236)

2024	$926,843	$520,356	$333,622	$202,717	$60.80	$(3,093)

2023	$709,302	$676,302	$399,945	$349,155	$64.06	$486

(1)

William Wentworth became our PEO (principal executive officer) starting October 1, 2024 and received stock options granted on his start date of September 3, 2024. Anthony Ambrose was our PEO for each year presented until October 1, 2024 and forfeiting unvested shares on his retirement October 15, 2024. For this table the PEO compensation for 2024 is the combination of the two PEOs. For 2025, Mr. Wentworth was the only PEO.

(2)

The individuals comprising the Non-PEO NEOs presented for 2025 are: Messrs. DiBona and Ng, with Mr. DiBona starting with the Company August 11, 2025 and becoming CFO on August 15, 2025. Mr. Ng retired on July 4, 2025 and forfeited any unvested shares. The individuals comprising the Non-PEO NEOs presented for 2024 are: Messrs. Ng, Gulati, and Tidwell; with Messrs. Gulati and Tidwell included until their termination December 1, 2024 and forfeiting unvested shares on that date. For 2023, the Non-PEOs were: Messrs. Ng, Gulati, Tidwell and Hatlen; with Ng starting on July 3, 2023 and receiving hiring grants on that date, and Hatlen retiring as a NEO on August 15, 2023 and forfeiting unvested shares on December 31, 2023.

(3)

The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company's NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote (4) below.

(4)

Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEOs and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards column set forth in the Summary Compensation Table. Amounts in the Exclusion of Change in Pension Value are not applicable for Data I/O Corporation and accordingly are not reported in the Summary Compensation Table. Amounts in the Inclusion of Pension Service Cost are not applicable for Data I/O Corporation.

(5)	The Peer Group TSR and Company Selected Measures disclosure is not applicable for a Smaller Reporting Company.
	Summary Compensation Table Total for PEO	Exclusion of Change in Pension Value for PEO	Exclusion of Stock Awards for PEO	Inclusion of Pension Service Cost for PEO	Inclusion of Equity Values for PEO	Compensation Actually Paid to PEO

2025	$593,882	$-	$0	$-	$(86,125)	$507,767

2024	$926,843	$-	$(161,432)	$-	$(245,056)	$520,356

2023	$709,302	$-	$(293,625)	$-	$260,625	$676,302

	Average Summary Compensation Table Total for Non-PEO NEOs	Average Exclusion of Change in Pension Value for Non-PEO NEOs	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs	Average Inclusion of Pension Service Cost for Non-PEO NEOs	Average Inclusion of Equity Values for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs

2025	$375,894	$-	$(158,270)	$-	$55,781	$273,405

2024	$333,622	$-	$(62,779)	$-	$(68,126)	$202,717

2023	$399,945	$-	$(133,316)	$-	$82,525	$349,155

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO	Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Included for PEO	Total - Inclusion of Equity Values for PEO

2025	$-	$(89,125)	$-	$3,000	$-	$-	$(86,125)

2024	$74,611	$-	$3,534	$(6,075)	$(317,125)	$-	($245,056)

2023	$331,875	$(111,600)	$-	$40,350	$-	$-	$260,625
	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs	Average Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Included for Non-PEO NEOs	Total - Average Inclusion of Equity Values for Non-PEO NEOs

2025	$158,500	$(114,750)	$-	$3,375	$8,656	$-	$55,781

2024	$17,500	$(2,813)	$-	$(2,508)	$(80,306)	$-	$(68,126)

2023	$95,875	$(18,600)	$-	$40,413	$(35,163)	$-	$82,525

The following graph shows the Compensation Actually Paid (CAP) versus Total Shareholder Return (TSR). The CAP reflects in 2022 and 2024 lower incentive compensation due to losses, and in 2024 the lowest NEO average CAP across the five-year period. In 2023, PEO and NEO average CAP reached their highest levels over the period, reflecting stronger equity values. The PEO CAP was impacted by the turnover in PEOs in 2024. In 2025, CAP levels remained relatively stable, with PEO CAP consistent with 2024 and NEO average CAP recovering modestly from the 2024 low. The TSR declined from 2021 through 2024 and showed a partial recovery in 2025, generally correlating with the trends in CAP over the period.

Adjustment To PEO Compensation, Footnote
					Value of initial Fixed $100 Investment Based on:
	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (1) (2) (3)	Average Summary Compensation Table Total for Non-PEO NEOs (2)	Average Compensation Actually Paid to Non-PEO NEOs (1) (2) (3)	Total Shareholder Return	Net income (GAAP), in thousands

2025	$593,892	$507,767	$302,930	$273,405	$68.84	$(5,236)

2024	$926,843	$520,356	$333,622	$202,717	$60.80	$(3,093)

2023	$709,302	$676,302	$399,945	$349,155	$64.06	$486

(1)

William Wentworth became our PEO (principal executive officer) starting October 1, 2024 and received stock options granted on his start date of September 3, 2024. Anthony Ambrose was our PEO for each year presented until October 1, 2024 and forfeiting unvested shares on his retirement October 15, 2024. For this table the PEO compensation for 2024 is the combination of the two PEOs. For 2025, Mr. Wentworth was the only PEO.

(2)

The individuals comprising the Non-PEO NEOs presented for 2025 are: Messrs. DiBona and Ng, with Mr. DiBona starting with the Company August 11, 2025 and becoming CFO on August 15, 2025. Mr. Ng retired on July 4, 2025 and forfeited any unvested shares. The individuals comprising the Non-PEO NEOs presented for 2024 are: Messrs. Ng, Gulati, and Tidwell; with Messrs. Gulati and Tidwell included until their termination December 1, 2024 and forfeiting unvested shares on that date. For 2023, the Non-PEOs were: Messrs. Ng, Gulati, Tidwell and Hatlen; with Ng starting on July 3, 2023 and receiving hiring grants on that date, and Hatlen retiring as a NEO on August 15, 2023 and forfeiting unvested shares on December 31, 2023.

(3)

The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company's NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote (4) below.

(4)

Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEOs and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards column set forth in the Summary Compensation Table. Amounts in the Exclusion of Change in Pension Value are not applicable for Data I/O Corporation and accordingly are not reported in the Summary Compensation Table. Amounts in the Inclusion of Pension Service Cost are not applicable for Data I/O Corporation.

(5)	The Peer Group TSR and Company Selected Measures disclosure is not applicable for a Smaller Reporting Company.
	Summary Compensation Table Total for PEO	Exclusion of Change in Pension Value for PEO	Exclusion of Stock Awards for PEO	Inclusion of Pension Service Cost for PEO	Inclusion of Equity Values for PEO	Compensation Actually Paid to PEO

2025	$593,882	$-	$0	$-	$(86,125)	$507,767

2024	$926,843	$-	$(161,432)	$-	$(245,056)	$520,356

2023	$709,302	$-	$(293,625)	$-	$260,625	$676,302

Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
	Average Summary Compensation Table Total for Non-PEO NEOs	Average Exclusion of Change in Pension Value for Non-PEO NEOs	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs	Average Inclusion of Pension Service Cost for Non-PEO NEOs	Average Inclusion of Equity Values for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs

2025	$375,894	$-	$(158,270)	$-	$55,781	$273,405

2024	$333,622	$-	$(62,779)	$-	$(68,126)	$202,717

2023	$399,945	$-	$(133,316)	$-	$82,525	$349,155

Additional 402(v) Disclosure [Text Block]

The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company's NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote (4) below.

PEO Total Compensation Amount	$ 593,892	$ 926,843	$ 709,302
PEO Actually Paid Compensation Amount	507,767	520,356	676,302
Non-PEO NEO Average Total Compensation Amount	302,930	333,622	399,945
Non-PEO NEO Average Compensation Actually Paid Amount	273,405	202,717	349,155
Total Shareholder Return Amount	68,840	60,800	64,060.00
Net Income (Loss)	$ (5,236)	$ (3,093)	$ 486
PEO Name	Mr. Wentworth	William Wentworth	Anthony Ambrose
Non-PEO NEOs Name	Messrs. DiBona and Ng, with Mr. DiBona	Messrs. Ng, Gulati, and Tidwell	Ng, Gulati, Tidwell and Hatlen